Segment and Entity-wide Disclosures	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment and Entity-wide Disclosures	Segment and Entity-wide Disclosures
Segment reporting
For all periods presented in these consolidated financial statements, the Company and the Company’s Chief Operating Decision Maker ("CODM"), which remains its Chief Executive Officer, review the Company’s operations and manage its business as a single operating segment and reporting segment. The financial information provided to the CODM is presented in the same level of detail as the consolidated balance sheet and consolidated statement of operations included in these consolidated financial statements.
The CODM uses net income to assess performance and make decisions regarding resource allocation for the Company.
Entity-wide disclosures
The table below reflects the Company's geographic distribution of property, plant, and equipment, net and ROU assets, net as of the following balance sheet dates:

	December 31,
	2025	2024
United Kingdom	$10,832	$13,652
United States	2,175	3,113
Rest of World	833	1,278
Total	$13,840	$18,043